Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
21. Subsequent Events (Unaudited)

In connection with the reissuance of the consolidated financial statements, we have evaluated subsequent events through June 13, 2017, the date the consolidated financial statements were available to be reissued.

Events Subsequent to the Original Issuance of the Consolidated Financial Statements (Unaudited)

Employee Stock Purchase Plan – On June 7, 2017, the shareholders voted to approve our 2017 Employee Stock Purchase Plan (ESPP) and the reservation of 3,800,000 shares for issuance under the ESPP. The purpose of the ESPP is to allow us to provide our eligible employees and employees of our participating affiliates with the opportunity to purchase our Class A common shares at a discount from the then current market price through payroll deductions. Pursuant to the plan, employees are permitted to purchase shares at a price equal to 85% of fair value for such shares as determined by reference to the closing price of our Class A common shares on the New York Stock Exchange on the last day of such offering period. As of the date the consolidated financial statements were available to be reissued, no shares have yet been offered under the ESPP.

Hudson Litigation – On May 11, 2017, the putative class action complaint filed by Don Hudson, on behalf of himself and others similarly situated, against us was dismissed in a written decision by the S.D. IA Court. Although plaintiff has a right to appeal the dismissal, in a similar case on April 13, 2017, the Eight Circuit affirmed the district court’s dismissal of the claims in Ludwick v. Harbinger Grp., Inc. We believe we have meritorious defenses to the claims set forth in the amended complaint and intend to vigorously defend any appeal and the litigation.

AGER Offering – On April 14, 2017, in connection with a private offering, AGER Bermuda Holding Ltd. (AGER), a Bermuda domiciled holding company and the holding company of ADKG, entered into subscription agreements with AHL, certain affiliates of AGM and a number of other third-party investors pursuant to which AGER secured commitments from such parties to purchase new common shares in AGER (AGER Offering). AHL's capital commitment includes the valuation of the AGER Group (comprised of our European operations which includes ADKG) at approximately €90 million, which also approximates our invested capital in the AGER Group. Additionally, AHL has committed to purchase an additional €285 million of common shares (which may be reduced to €260 million if certain conditions are met), as well as an additional profits interest in securities which, upon meeting certain vesting triggers, will be convertible into additional common shares.

Upon closing of the AGER Offering, the aggregate voting power held by AHL in AGER will be reduced to 10%. The completion of the AGER Offering is conditioned upon obtaining certain regulatory approvals, and other customary terms and conditions. We expect that AGER's initial material capital call will result in the issuance by AGER of new common shares to affiliates of Apollo and other third-party investors, such that our interest in the AGER Group will be reduced so the AGER Group will be held as an investment rather than a consolidated subsidiary of AHL.

The valuation of the AGER Group was fixed at €90 million as of April 14, 2017, and is unaffected by any profit or loss or other increase or decrease in value of the AGER Group during the period between April 14, 2017 and the date on which the AGER Group is deconsolidated, which we expect to be nine months or longer. As a result, to the extent that our invested capital and/or the fair value of our AGER Group increases or decreases during such time period, we may incur a gain or loss upon deconsolidation.

We also expect AAME to continue to act as investment adviser in regards to the investment portfolio of the AGER Group, though the services provided and fees charged may differ from the existing arrangement.

Investment Management and Advisory Agreements – In the first quarter 2017, we announced an agreement to amend certain fee arrangements we have in place with AAM and Apollo relating to investment management fees and sub-advisory fees that are paid by us to AAM and Apollo. Following shareholder approval of an amendment to our bye-laws, on June 8, 2017, we and AAM entered into a Fifth Amended and Restated Fee agreement effective January 1, 2017, which provides for, among other things, a fee of 0.30% per year (reduced from 0.40% per year) on all assets that Apollo manages in accounts owned by us in the U.S. and Bermuda or in accounts supporting reinsurance ceded to our U.S. and Bermuda subsidiaries by third-party insurers (North American Accounts) in excess of $65,846 million (the level of assets in the North American Accounts as of December 31, 2016). The fee to be paid by us to Apollo on the first $65,846 million of assets in the North American Accounts remains 0.40% per year, subject to certain discounts and exceptions.

In addition, AAM entered into certain amendments of the MSAA that are in place with Apollo, whereby, with limited exceptions, Apollo will earn 0.40% per year on all assets in the North American Accounts explicitly sub-advised by Apollo up to $10,000 million, 0.35% per year on all assets in such accounts explicitly sub-advised by Apollo in excess of $10,000 million up to $12,441 million (the level of fee-paying sub-advised assets in the North American Accounts at December 31, 2016), 0.40% per year on all assets in such accounts explicitly sub-advised by Apollo in excess of $12,441 million up to $16,000 million and 0.35% per year on all assets in such accounts explicitly sub-advised by Apollo in excess of $16,000 million.